CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 7,942	$ 22,246
Restricted bank deposits	1,673	3,274
Trade receivable, net	16,734	15,122
Deferred tax short term	1,450	2,639
Other accounts receivable and prepaid expenses	1,836	1,199
Inventories, net	6,099	3,602
Total current assets	35,734	48,082
LONG-TERM ASSETS
Severance pay funds	252	216
Deferred tax long term	4,507	1,433
Customer Contracts	6,067	4,052
Software and other IP	4,418	4,595
Goodwill	6,897	4,688
Other Intangible assets, net	4,765	1,988
Property and equipment, net	1,223	888
Total assets	63,863	65,942
CURRENT LIABILITIES
Trade payables	2,855	3,705
Employees and payroll accruals	2,767	1,488
Related parties	57	77
Accrued expenses and other liabilities	4,794	2,917
Short-term liability for future earn-out	439	2,051
Total current liabilities	10,912	10,238
LONG-TERM LIABILITIES
Long-term liability for future earn-out	1,232	931
Accrued severance pay	481	341
Total long-term liabilities	1,713	1,272
SHAREHOLDERS' EQUITY:
Ordinary shares	1,024	1,053
Additional paid-in capital	81,467	83,201
Accumulated deficit	(31,253)	(29,822)
Total shareholders' equity	51,238	54,432
Total Liabilities and Shareholders' Equity	$ 63,863	$ 65,942